ACCOUNTS RECEIVABLE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following (in thousands):
	March 31, 2023	December 31, 2022
Accounts receivable	$4,048	$3,639
Unbilled receivables	743	731
Total Receivables	4,791	4,370
Less allowance for doubtful accounts	(1,623)	(1,481)
Accounts receivable, net	$3,168	$2,889
Bad debt expense was $169,000 and $33,000 for the three months ended March 31, 2023 and 2022, respectively.

NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following (in thousands):
	December 31,
	2022	2021
Accounts receivable	$3,639	$2,536
Unbilled receivables	731	806
Total receivables	4,370	3,342
Less allowance for doubtful accounts	(1,481)	(297)
Accounts receivable, net	$2,889	$3,045
Bad debt expense was $1.5 million and $216,000 for the years ending December 31, 2022 and 2021, respectively.